INCOME TAXES (Details 4) (USD $)	12 Months Ended					36 Months Ended		12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 U.S.	Dec. 31, 2012 China item	Dec. 31, 2013 China HUTS	Dec. 31, 2010 China HUTS	Dec. 31, 2012 China UTSC	Dec. 31, 2011 China UTSC	Dec. 31, 2010 China UTSC	Dec. 31, 2010 China UTSC
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (11,183,000)	$ 5,143,000	$ (21,760,000)
State tax (benefit)/expense, net of federal income tax benefit	187,000	645,000	(918,000)
Stock compensation expense	996,000	900,000	1,042,000
Effect of differences in foreign tax rates	422,000	1,334,000	1,853,000
Tax on unremitted earnings of subsidiaries			(11,000)
Effect of tax rate changes on deferred taxes	7,000	(275,000)	151,000
Change in deferred tax valuation allowance	11,511,000	(3,877,000)	20,897,000
Tax credits	(358,000)	(430,000)	(1,002,000)
Other	810,000	(522,000)	2,863,000
Total	2,392,000	2,918,000	3,115,000
INCOME TAXES
Statutory tax rate (as a percent)				35.00%	25.00%			25.00%	25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)					15.00%	15.00%	15.00%				15.00%
Number of subsidiaries approved for the reduced tax rate					2
Valid period for reduced income tax rate applicable to qualified high technology enterprise						3 years	3 years				3 years
Statutory tax rate used to revalue deferred tax assets (as a percent)									25.00%
Tax benefit for the effect of tax rate changes										$ 400,000